Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (13,151)	$ (13,125)	$ (7,845)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents and restricted deposits balances	139	(80)	227
Depreciation and amortization	2,043	1,785	1,363
Israeli Innovation Authority liability	(182)
Impairment of goodwill and intangible assets	1,022	700	2,759
Change in financial liabilities at fair value through profit or loss	(462)	(1,644)	(2,987)
Change in financial assets at fair value through profit or loss	199	(43)
Interest income related to financial assets at fair value through profit or loss	(16)	(37)
Share-based payments	1,679	2,356	742
Loss on disposal of property and equipment		2
Lease interest	11	102	85
Interest expenses related to long-term loan	172
Interest expenses related to short-term bank loans	39
Interest expenses related to convertible debentures			86
Total adjustments	4,644	3,141	2,275
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(294)	(851)	46
Decrease (increase) in other receivables	(3)	218	(315)
Increase in trade payables	948	944	25
Increase (decrease) in other payables	(489)	1,523	(165)
Decrease in deferred tax liabilities	(344)	(973)	(247)
Increase (decrease) in contract liabilities	638	17	(301)
Changes in operating asset and liability, total	456	878	(957)
Net cash used in operating activities	(8,051)	(9,106)	(6,527)
CASH FLOWS FROM INVESTING ACTIVITIES:
Business combination, net of cash acquired		(3,700)	(1,070)
Purchase of short-term investments	(19)	(5,844)
Sale of short-term investments	5,707
Right-of-use assets	(6)	(9)
Investment in long-term deposit		(6)	(6)
Investment in short-term restricted deposits	(560)
Investment in long-term restricted deposits	(54)
Repayment of restricted deposits			28
Repayment of long-term restricted deposits	2
Interest income related to financial assets at fair value through profit or loss	16	37
Proceeds from sale of property and equipment		3
Purchase of intangible assets		(204)	(100)
Purchase of property and equipment	(49)	(73)	(41)
Net cash provided by (used in) investing activities	5,037	(9,796)	(1,189)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public and private offerings		9,750	15,020
Offering costs in connection with public and private offerings		(527)	(1,563)
Israeli Innovation Authority			(8)
Proceeds from exercise of options, warrants and pre-funded warrants		3,709	3,671
Short-term bank loans received	2,700
Repayment of short-term bank loans	(1,100)		(4)
Payment of contingent consideration		(915)	(1,600)
Long-term loans received	1,667
Long-term loans interest payments	(172)
Long-term loans principal payments	(75)
Interest expenses related to short-term bank loans	(33)
Repayment of convertible debentures			(680)
Lease interest payments	(11)	(102)	(85)
Lease principal payments	(373)	(275)	(126)
Net cash provided by financing activities	2,603	11,640	14,625
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(411)	(7,262)	6,909
EFFECT OF EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(127)	73	(233)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,828	11,017	4,341
CASH AND CASH EQUIVALENTS AT END OF YEAR	3,290	3,828	11,017
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Conversion of convertible debenture into ordinary shares and warrants			4,778
Shares issued in a business combination		5,808
Contingent consideration assumed in a business combination			684
Acquisition of right-of-use assets	$ 40	$ 198	$ 336